Summary of Significant Accounting Policies (Stock Based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Stock based compensation expense		$ 549
Risk-free interest rate-weighted average		2.07%
Expected life of options-weighted average		10 years
Stock volatility		43.90%
Expected dividend yield		5.83%